Receivables and Payables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Receivables and Payables

Note 11 - Receivables and Payables

A.	Trade receivables:

	December 31
	2022	2021
	NIS in thousands
Open accounts *	34,841	14,532
Credit cards receivable	3,725	3,788
Provision for discount	(753)	-
Provision for doubtful debts	(894)	(913)
	36,919	17,407

*	For additional information, please see Note 12A(2) regarding factoring.

B.	Other receivables:

	December 31
	2022	2021
	NIS in thousands
Institutions	6,384	2,535
Prepaid expenses	3,132	4,979
Prepayments to suppliers	1,212	8,140
Loans to non-related parties, net (A)	64,352	4,680
Receivables revenue	3,840	1,187
Related parties	16,087	-
Others	2,368	11,723
	97,375	33,244

(A) The balance as of December 31, 2022, is comprised mainly of debts and loans provided to non-related parties as part of mergers and acquisitions processes which did not materialize and were not completed, net of respective provision for impairment. Debts and loans of approximately NIS 46 million includes Better transaction (see Note 16E), SPAC transaction (see Note 1B(1)) and 3 additional transactions (uncompleted acquisition processes) which are in dispute. The Company examined the total debts and loans, including its collaterals, other guarantees and its legal stand and recorded a provision for an impairment in a total amount of NIS 12 million, see also other expenses in Note 18D. The balance also includes a loan in the amount of NIS 21 million provided to a business partner which will be repaid in four instalments during the next 12 months.

Balance before provision for impairment	76,081
Provision for impairment	(11,729)
Balance after provision for impairment	64,352

C.	Other payables:

	December 31
	2022	2021
	NIS in thousands
Accrued expenses	3,857	5,959
Institutions	21,236	*2,706
Payroll and related liabilities	6,732	*5,243
Deferred revenues	8,060	2,901
Short term Lease liability	4,349	3,307
Advanced payments	66	3,990
Deferred consideration due to acquisitions	4,080	9,862
Others	17	*7,082
	48,397	41,050

*	Reclassified

Intercure Ltd.

Notes to the Consolidated Financial Statements